As Filed with the Securities Exchange Commission on October 23, 2001


                                      SECURITIES ACT FILE NO. 33-12213
                              INVESTMENT COMPANY ACT FILE NO. 811-5037
=====================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
             Pre-Effective Amendment No.                              [ ]


             Post Effective Amendment No. 124                         [X]


                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]


               Amendment No. 125                                      [X]


                        (Check appropriate box or boxes)

                       PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                        2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741

              Registrant's Telephone Number, including Area Code:
                                 (626) 852-1033

                                Robert M. Slotky
                       Professionally Managed Portfolios
                         2020 E. Financial Way, Ste 100
                               Glendora, CA 91741

                    (Name and Address of Agent for Service)

                                    Copy to:

                              Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Fl.
                            San Francisco, CA 94104
                            ------------------------

It is proposed that this filing will become effective  (check  appropriate box)


     [ ] Immediately upon filing pursuant to paragraph (b)
     [X] On October 26, 2001 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On              pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On             pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          LEONETTI & ASSOCIATES, INC.
                          PRIVATE FINANCIAL ADVISORS


                               THE LEONETTI FUNDS


                            The Leonetti Growth Fund


                           The Leonetti Balanced Fund


                                   PROSPECTUS


                                October 26, 2001

                            THE LEONETTI GROWTH FUND
                           THE LEONETTI BALANCED FUND

                  series of Professionally Managed Portfolios




The Leonetti Growth Fund is a no-load mutual fund that seeks to provide investors with long-term growth of capital.

The Leonetti Balanced Fund is a no-load mutual fund that seeks total return through a combination of income and capital growth, consistent with preservation of capital.


The Funds' investment advisor is Leonetti & Associates, Inc.



The Securities and Exchange Commission has not approved or disapproved these
securities or passed upon the accuracy or adequacy of this Prospectus.   Any
representation to the contrary is a criminal offense.


The date of this Prospectus is October 26, 2001

                               Table of Contents

An Overview of the Funds ...................................................
Understanding Performance Information ......................................
Performance ................................................................
Fees and Expenses ..........................................................
Investment Objectives and Principal Investment Strategies ..................
Principal Risks of Investing in the Funds ..................................
Investment Advisor .........................................................
Shareholder Information ....................................................
Pricing of Fund Shares .....................................................
Dividends and Distributions ................................................
Tax Consequences ...........................................................
Financial Highlights .......................................................
Privacy Notice .............................................................

                            The Leonetti Growth Fund

AN OVERVIEW OF THE FUNDS

What is the Fund's investment objective?

The Fund seeks long-term growth of capital.

What are the Fund's principal investment strategies?

The Fund invests in equity securities of domestic companies of any size. In selecting investments, the Advisor primarily invests in:

*  Growth stocks that exhibit a rising trend in earnings and revenue
*  Out-of-favor blue chip stocks
*  Small companies with rapidly rising revenues and earnings

In selecting fixed-income securities, the Advisor seeks a reliable and constant stream of income for the Fund, while preserving its capital.

What are the principal risks of investing in the Fund?

There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

*  The stock market goes down
*  Interest rates rise which can result in a decline in the stock market
*  Growth stocks fall out of favor with the stock market
* Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
* Securities of smaller-capitalization companies involve greater risk than investing in larger-capitalization companies
* Securities of undervalued companies may remain undervalued during a given period

Who may want to invest in the Fund?

The Fund may be appropriate for investors who:

*  Are pursuing a long-term goal such as retirement
* Want to add an investment with growth potential to diversify their investment portfolio
* Are willing to accept higher short-term risk along with higher potential for long-term growth

The Fund may not be appropriate for investors who:

*  Need regular income or stability of principal
*  Are pursuing a short-term goal

                           The Leonetti Balanced Fund

What is the Fund's investment objective?

The Fund seeks total return through a combination of income and capital growth, consistent with preservation of capital.

What are the Fund's principal investment strategies?

The Fund invests in a combination of equity and high-quality fixed-income securities. Although the percentage of assets allocated between equity and fixed-income securities is flexible, under normal market conditions, the Advisor expects that between 25% and 75% of the Fund's assets will be invested in either equity securities or fixed-income securities. Because the Fund seeks to produce the maximum total return, a significant portion of the Fund's assets has historically been allocated to common stocks. In selecting equity securities for the Fund, the Advisor emphasizes three types of investments:

*  Growth stocks that exhibit a rising trend in earnings and revenue
*  Out-of-favor blue chip stocks
*  Small companies with rapidly rising revenues and earnings

In selecting fixed-income securities, the Advisor seeks a reliable and constant stream of income for the Fund, while preserving its capital.

What are the principal risk of investing in the Fund?

There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

*  The stock market goes down
* Interest rates rise which can result in a decline in both the equity and fixed-income markets
*  Growth stocks fall out of favor with the stock market
* Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
* Securities of smaller-capitalization companies involve greater risk than investing in larger-capitalization companies
* Securities of undervalued companies may remain undervalued during a given period

Who may want to invest in

The Fund may be appropriate for investors who:

*  Are pursuing a long-term goal such as retirement
*  Are seeking total return from both capital gains and income
*  Are willing to accept a moderate degree of market volatility

The Fund may not be appropriate for investors who:

*  Are pursuing a short-term goal
*  Are seeking a steady level of income

UNDERSTANDING PERFORMANCE INFORMATION

Total Return. Describes how much an investment in a Fund has changed in value over any given time frame. It reflects any net increase or decrease in the Fund share price and assumes all dividends and capital gains (if any) paid during the time frame were reinvested in additional Fund shares. Total return performance results include the effect of compounding.

Average Annual Total Return. Gives an understanding of an investment's annual contribution to your portfolio, provided it was held for the entire time frame. It smooths out all differences in annual performance results to describe the year-by-year return which would have produced the investment's actual cumulative total return. It is a hypothetical figure and should not be confused with actual yearly results.

PERFORMANCE


The following performance information indicates some of the risks of investing in the Funds. The bar charts show how each Fund's total return has varied from year to year. The tables show each Fund's average annual total return over time compared with broad-based market indices. The Balanced Fund also compares its performance to a "blended" index and an index that measures the performance of funds that have a similar investment objective as that Fund. This past performance will not necessarily continue in the future.

Leonetti Growth Fund
Calendar Year Total Return*

[The following in the bar chart]

2000:  -15.32%

The Fund's year-to-date return as of 9/30/01 was -21.65%.

During the period shown in the bar chart, the Fund's highest quarterly return was 6.51% for the quarter ended March 31, 2000 and the lowest quarterly return was -14.64% for the quarter ended December 31, 2000.

Average Annual Total Returns as of December 31, 2000

                                          Since Inception
                         1 Year              (9/1/99)
                         ------           ---------------

Leonetti Growth Fund    -15.32%                4.98%
S&P 500 Index*           -9.10%                1.17%
___________________
*The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies.

Leonetti Balanced Fund
Calendar Year Total Return*

[The following in the bar chart]

1996: 6.83%
1997: 20.85%
1998: 27.52%
1999: 26.02%
2000: -9.04%

The Fund's year-to-date return as of 9/30/01 was -13.04%.

During the period shown in the bar chart, the Fund's highest quarterly return was 21.36% for the quarter ended December 31, 1998 and the lowest quarterly return was -11.52% for the quarter ended December 31, 2000.

Average Annual Total Returns as of December 31, 2000
                                                                Since Inception
                                        1 Year      5 Years        (8/1/95)
                                        ------      -------    ---------------

Leonetti Balanced Fund                  -9.04%      13.53%          13.65%
Wilshire 5000 Equity Index/
  Salomon Brothers Investment Grade
  Bond Index/90-day U.S. Government
  Treasury Bill*                        -3.45%      13.29%          13.89%
Lipper Balanced Index**                  2.39%      11.78%          12.45%


* These figures represent a blend of the performance of the Wilshire 5000 Equity Index (65%), the Salomon Brothers Investment Grade Bond Index (25%) and the 90-day U.S. Government Treasury Bill (10%).
**   The Lipper  Balanced Fund Index  measures the performance of those mutual funds that Lipper, Inc. has classified as "balanced." Balanced funds maintain a portfolio of both stocks and bonds.

FEES AND EXPENSES

The Funds are no load. There are no fees or charges to purchase, sell or exchange Fund shares. In addition, there are no 12b-1 fees.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                     Growth        Balanced
                                                      Fund           Fund
                                                      ----         --------
Shareholder fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases      None           None
Maximum deferred sales charge (load) ............     None           None

Annual fund operating expenses*
(expenses that are deducted from Fund assets)

Management Fees .................................     1.00%          1.00%
Other Expenses ..................................     1.93%          0.69%
                                                      ----           ----

Total Annual Fund Operating Expenses ............    2.93%           1.69%
Fee Reduction and/or Expense Reimbursement ......   (0.93)%          None
                                                     ----            ----

Net Expenses ....................................    2.00%           1.69%


_________________
* The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Growth Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed the net expense amount shown. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

Example

This Example is intended to help you compare the costs of investing in shares of the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                                        Growth        Balanced
                                                         Fund           Fund
                                                         ----           ----
One Year ...................................             $203           $172
Three Years ................................             $627           $533
Five Years .................................           $1,078           $918
Ten Years ..................................           $2,327         $1,998

                            The Leonetti Growth Fund

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment objective is long-term growth of capital.

The Fund invests in equity securities of domestic companies of any size. Equity securities include common and preferred stock. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities that have the potential for long-term growth of capital. In selecting equity investments for the Fund the Advisor emphasizes the following three types of investments.

The Advisor seeks growth stocks that have shown a rising trend in earnings and revenues over a period of years. Companies with low or declining debt levels, rising gross profit margins, expanding product lines and significant stock ownership by management are viewed by the Advisor as attractive. Many of such companies may be components of the Standard & Poor's 500 Index. The Advisor does not limit its investment selections to companies within this Index and will invest in any company that the Advisor believes has similar characteristics.

In evaluating out-of-favor companies, the Advisor's fundamental focus is on a company's business. The Advisor looks for companies that have experienced problems due to debt, management, excess expenses or cyclical forces, but are still leaders in their industries. This group of companies includes, but is not limited to, the largest corporations. It is the Advisor's opinion that such companies frequently undergo restructuring, management changes, debt reduction and other corporate events that can have a positive effect on the prices of such stocks, while still providing a cash flow through regular dividend payments.

The small companies selected for the Fund's portfolio will have experienced rapidly rising revenues and earnings. The Advisor looks for companies that have little or no debt, a following in the investment community, an expanding product line or products that involve a change or improvement in their industry and control or significant involvement by company founders in day-to-day management.

The Fund will typically sell a stock when the Advisor determines that the attributes which led to its purchase no longer exist. Securities may also be sold when the Advisor believes a stock has reached its appreciation potential or when a company's fundamentals and corresponding stock price have deteriorated.

Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

The Fund generally intends to purchase securities for long-term investment although, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. The Fund anticipates that its portfolio turnover rate will be 150%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Fund's performance.

                      The Leonetti Balanced Fund

The Fund's investment objective is to seek total return through a combination of income and capital growth, consistent with preservation of capital.

The Advisor has the flexibility to select among different types of investments for growth and income and to alter the composition of the Fund's portfolio as economic and market trends change. Under normal market conditions, the Fund expects that between 25% and 75% of the Fund's assets will be invested in either equity securities or fixed-income securities.

The Fund will primarily invest in equity securities of domestic companies of any size. Equity securities include common and preferred stock.

In selecting equity investments for the Fund the Advisor emphasizes the following three types of investments.

The Advisor seeks growth stocks that have shown a rising trend in earnings and revenues over a period of years. Companies with low or declining debt levels, rising gross profit margins, expanding product lines and significant stock ownership by management are viewed by the Advisor as attractive. Many of such companies may be components of the Standard & Poor's 500 Index. The Advisor does not limit its investment selections to companies within this Index and will invest in any company that the Advisor believes has similar characteristics.

In evaluating out-of-favor companies, the Advisor's fundamental focus is on a company's business. The Advisor looks for companies that have experienced problems due to debt, management, excess expenses or cyclical forces, but are still leaders in their industries. This group of companies includes, but is not limited to, the largest corporations. It is the Advisor's opinion that such companies frequently undergo restructuring, management changes, debt reduction and other corporate events that can have a positive effect on the prices of such stocks, while still providing a cash flow through regular dividend payments.

The small companies selected for the Fund's portfolio will have experienced rapidly rising revenues and earnings. The Advisor looks for companies that have little or no debt, a following in the investment community, an expanding product line or products that involve a change or improvement in their industry, and control or significant involvement by company founders in day-to-day management.

The Fund will typically sell a stock when the fundamental reason that the stock was purchased no longer exists. Securities may also be sold when the Advisor believes a stock has reached its appreciation potential, or when a company's fundamentals and corresponding stock price have deteriorated.

Fixed-income securities held by the Fund are expected to include U.S. Treasury and agency obligations and investment grade corporate debt securities. Investment grade debt securities are generally considered to be those rated BBB or better by Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co. ("Duff") or Fitch Investors Service, Inc. ("Fitch"), or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of equal quality. Securities rated BBB by S&P, Duff and Fitch or Baa by Moody's, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. It is expected that at least 25% of the Fund's assets will be invested in fixed-income securities.

In selecting fixed-income securities, the Advisor uses a combined approach of technical and fundamental analysis. The Advisor focuses on the anticipated direction of interest rates and the yield curve. Corporate bond analysis encompasses the same research approach that is used in purchasing common stocks for the Fund.

Fixed-income securities will ordinarily be sold if the Advisor believes that the interest rate environment is changing, to adjust the length of maturities and to maintain a desired level of allocation to the entire portfolio.

Under normal market conditions, the Fund will stay fully invested in stocks and/or fixed-income securities. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Funds that may adversely affect the Funds' net asset value or total return have previously been summarized under "An Overview of the Funds." These risks are discussed in more detail below.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Smaller and Newer Company Risk. Investing in securities of smaller and newer companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

Fixed-Income Securities Risk. The Balanced Fund invests in fixed-income securities. The market value of fixed-income securities is sensitive to
prevailing interest rates. In  general,   when  interest  rates  rise,  the
fixed-income security's value declines and when interest rates decline, its market value rises. Normally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness affect the market value of fixed-income securities of that issuer.


INVESTMENT ADVISOR


Leonetti & Associates, Inc. is the investment advisor to the Funds. The Advisor's address is 1130 Lake Cook Road, Suite 300, Buffalo Grove, IL 60089. The Advisor, which manages assets of approximately $33 million, was established in 1982 and provides investment advisory services to individuals and institutional investors. The Advisor provides the Funds with advice on buying and selling securities. The Advisor also furnishes the Funds with office space and certain administrative services, and provides most of the personnel needed by the Funds. For its services, the each Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended June 30, 2001, the Advisor received advisory fees of 1.00% of the Balanced Fund's average daily net assets and 0.08% of the Growth Fund's average daily net assets, net of waiver.


Craig T. Johnson, Portfolio Manager, is responsible for the day-to-day management of the Funds. He received his Bachelor's Degree in Business from Drake University. Craig has been with the Advisor since 1983.

J. Matt Varner, Assistant Portfolio Manager and Head Trader works directly with Craig T. Johnson. He is responsible for the management of some of the Funds' assets. Matt received his Bachelor's Degree in Accounting from Illinois State University and his MBA from the University of Chicago. He also successfully completed the CPA examination. Matt has been with the Advisor since 1996.

Fund Expenses

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Growth Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 2.00% of the Fund's average daily net assets. At times, the Advisor may reduce its fees and/or pay expenses of either Fund in order to reduce the Fund's aggregate annual operating expenses. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. (At startup, the Growth Fund is permitted to look for longer periods of four and five years.) Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

SHAREHOLDER INFORMATION

How to Buy Shares

You may open a Fund account with $100 and add to your account at any time with $25 or more. After you have opened a Fund account, you also may make automatic subsequent monthly investments with $25 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Funds.

You may purchase shares of the Funds by check, wire, or phone. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A $20 charge will be imposed if your check does not clear. The Funds do not issue share certificates. The Funds reserve the right to reject any purchase in whole or in part.

By Check

If you are making an initial investment in a Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to " The Leonetti Funds") to:

The Leonetti Funds
P.O. Box 2146
Milwaukee, WI 53201-2146

If you wish to send your Account Application and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, you should use the following address:

The Leonetti Funds
803 West Michigan Street, Suite A
Milwaukee, WI 53233-2301

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "The Leonetti Funds" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

By Wire:

To establish a new account by bank-wire, please contact a Shareholder Services Representative at (800) 537-3585 for instructions. If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, should you notify Shareholder Services. It is essential that your bank include complete information about your account in all wiring instructions. If you have questions about how to invest by wire, please call Shareholder Services at (800) 537-3585. Your bank may charge a fee for send a wire to the Funds.

UMB Bank, n.a.
928 Grand Blvd.
Kansas City, MO 64106
ABA# 101 000 695
For credit to The Leonetti Funds
A/C# 987 106 2511
For further credit to:
(Investor's account number)
(Name or account registration)
(Social Security Number or Tax I.D. Number)
Fund Selection

By Phone

You may purchase shares of the Fund by telephone on any day the NYSE is open for business. Telephone orders will only be accepted via electronic funds transfer from the Automated Clearing House (ACH). You must have banking information established on your account prior to making the purchase. If you did not complete the Bank Information section of your application, a signature guaranteed letter of instruction is required to add this option. Please call Shareholder Services at (800) 537-3585 for more information.

Purchasing Shares Through Other Institutions

You may buy, sell and exchange shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds' Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.

Automatic Investment Plan

For your convenience, the Funds offer an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Funds to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $25. You may elect to have your automatic investments made on the 5th, 10th, 15th, 20th, 25th, and the last day of each month. If these dates fall on a weekend or holiday, purchases will be made on the next business day. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying Shareholder Services in writing or by calling
(800) 537-3585. If you liquidate your account, your automatic investment plan will be discontinued.

Retirement Plans

The Funds offer an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling Shareholder Services at (800) 537-3585. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

How to Exchange Shares

You may exchange shares of one Fund for shares of the other Fund on any day the Funds and the NYSE are open for business. New accounts opened by exchange will have the same registration as existing accounts and are subject to the minimum initial investment requirements.

By Mail

You may exchange your shares by simply sending a written request to the Fund. Please include your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear in the account registration.

By Telephone

If your account has telephone privileges, you may exchange Fund shares by calling Shareholder Services at (800) 537-3585 between the hours of 8:00 a.m. and 8:00 p.m., Eastern time, on any day the NYSE is open for trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares."

Excessive exchanges can disrupt management of the Funds and raise their expenses. The Funds have established a policy which limits excessive exchanges. You are permitted to make four exchanges during any one twelve-month period. The Funds reserve the right to reject any exchange order. The Funds may modify the exchange privilege by giving 60 days' written notice to its shareholders.

How to Sell Shares

You may sell (redeem) all or a portion of your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your investment representative.

You may redeem your shares by simply sending a written request to Shareholder Services. Please include your account number and state whether you want all or a portion of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

The Leonetti Funds
P.O. Box 2146
Milwaukee, WI 53201-2146

To protect the Funds and their shareholders, a signature guarantee is required for all written redemption requests over $5,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

By Telephone

If you completed the Telephone Transactions portion of the Account Application, you may redeem a minimum of $100 and a maximum of $50,000 by telephone by calling Shareholder Services at (800) 537-3585 between the hours of 8:00 a.m. and 8:00 p.m., Eastern time, on any day the NYSE is open for trading.
Orders received prior to 4 p.m., Eastern time, will be effected on that day. Redemption proceeds will be mailed on the next business day to the address of record. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. A wire fee of $10 will be deducted from your redemption proceeds. Redemptions made within 30 days of an address change must be done in writing and require a signature guarantee.

When you establish telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or
persons you have  designated on your Account  Application.   A check for the
proceeds will be mailed to the address of record or transferred to the bank account you designated on your Account Application. If you choose to decline the Telephone Redemption Privileges on your Account Application you will need a signature guaranteed letter of instruction to add this option in the future.

Before executing an instruction received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling Shareholder Services at (800) 537-3585 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your redemption request. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Funds. If you did not purchase your shares with a certified check or wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Funds may redeem the shares in your account if the value of your account falls below $100 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified in writing that the value of your account is less than $100 before the Funds make an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $100 before the Funds take any action.

Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If either
Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in the minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Funds. You may elect to have your systematic withdrawals made on the 5th, 10th, 15th, 20th, 25th, and the last day of the month. If these dates fall on a weekend or holiday, the withdrawal will be made on the previous business day. You may also elect to terminate your participation in this Program at any time by writing to Shareholder Services, or by calling (800) 537-3585.

A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

PRICING OF FUND SHARES

The price of each Fund's shares is based on the Fund's net asset value. This is calculated by dividing each Fund's assets, minus its liabilities, by the number of shares outstanding. Each Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. Each Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

The net asset value of each Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS

Each Fund will make distributions of dividends and capital gains, if any, annually, usually on or about December 31 of each year. Each Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

All distributions will be reinvested in shares of the distributing Fund unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, you may call Shareholder Services at (800) 537-3585 or by writing to the Leonetti Funds at P.O. Box 2146, Milwaukee, WI 53201-2146.

TAX CONSEQUENCES

The Funds intend to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS

These tables show each Fund's financial performance for up to the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Ernst & Young LLP, Independent Auditors. Their report and the Funds' financial statements are included in the Annual Report, which is available upon request.


                              Leonetti Growth Fund


For a capital share outstanding throughout each period

______________________________________________________________________________

                                                                                  September 1, 1999*
                                                                   Year Ended          through
                                                                  June 30, 2001     June 30, 2000
______________________________________________________________________________________________
Net asset value, beginning of period ..........................      $12.05            $10.00
                                                                      -----             -----
Income from investment operations:
   Net investment loss ........................................       (0.09)            (0.07)
   Net realized and unrealized gain (loss) on investments .....       (2.84)             2.12
                                                                      ------             ----
Total from investment operations ..............................       (2.93)             2.05
                                                                      ------             ----
Net asset value, end of period ................................       $9.12            $12.05
                                                                      ======           ======
Total return ..................................................      (24.32)%           20.50%^

Ratios/supplemental data:
   Net assets, end of period (millions) .......................       $5.5              $6.5

Ratio of expenses to average net assets:
   Before fees waived and expenses absorbed ...................       2.93%              4.09%+
   After fees waived and expenses absorbed ....................       2.00%              2.00%+

Ratio of net investment loss to average net assets:
    Before fees waived and expenses absorbed ..................      (1.81)%            (3.28)%+
   After fees waived and expenses absorbed ....................      (0.88)%            (1.19)%+

Portfolio turnover rate .......................................     197.16%            193.98%^

* Commencement of operations.
+ Annualized.
^ Not annualized.

                             Leonetti Balanced Fund

For a capital share outstanding throughout each year

_________________________________________________________________________________________________
                                                                 Year Ended June 30,
                                                    _____________________________________________
                                                    2001      2000      1999      1998      1997
_________________________________________________________________________________________________
Net asset value, beginning of year ..............  $17.78    $16.34    $14.02    $12.31     $10.80
                                                    -----     -----     -----     -----      -----

Income from investment operations:
   Net investment income ........................    0.13      0.07      0.05      0.05       0.06
   Net realized and unrealized gain (loss)
    on investments ..............................   (2.25)     1.86      3.18      2.75       1.54
                                                     ----      ----      ----      ----       ----

Total from investment operations ................   (2.12)     1.93      3.23      2.80       1.60
                                                     ----      ----      ----      ----       ----

Less distributions:
   From net investment income ...................   (0.06)    (0.05)    (0.05)    (0.03)     (0.09)
   From realized gain ...........................   (1.33)    (0.44)    (0.86)    (1.06)        -
                                                     ----      ----      ----      ----       ----

Total distributions .............................   (1.39)    (0.49)    (0.91)    (1.09)     (0.09)
                                                     ----      ----      ----      ----       ----

Net asset value, end of year ....................   $14.27   $17.78     $16.34    $14.02     $12.31
                                                     =====    =====      =====     =====      =====

Total return ....................................   (12.48)%  11.81%     24.28%    24.10%    14.91%

Ratios/supplemental data:
   Net assets, end of year (millions) ...........    $28.0    $30.4      $24.1     $15.5      $11.3

   Ratio of expenses to average net assets ......    1.69%    1.61%      1.77%     1.99%      2.29%

   Ratio of net investment income to average
    net assets ..................................    0.79%    0.43%      0.35%     0.40%      0.47%


Portfolio turnover rate .........................   115.03%  88.76%     81.16%    89.51%    119.75%


Advisor
LEONETTI & ASSOCIATES, INC.
1130 Lake Cook Road, Suite 300
Buffalo Grove, Illinois 60089
www.leonettiassoc.com

Distributor
QUASAR DISTRIBUTORS, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Custodian
FIRSTAR INSTITUTIONAL CUSTODY SERVICES
425 Walnut Street
Cincinnati, Ohio 45202

Transfer Agent
SUNSTONE FINANCIAL GROUP, INC.
P.O. Box 2146
Milwaukee, WI 53201-2146
(800) 537-3585

Auditors
ERNST & YOUNG LLP
725 South Figueroa Street
Los Angeles, California 90017

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
345 California Street, 29th Floor
San Francisco, California 94104

                                 PRIVACY NOTICE


The Leonetti Funds, the Advisor and the Distributor may collect non-public information about you from the following sources:

*  Information we receive about you on applications or other forms;
*  Information you give us orally; and
*  Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

                              LEONETTI GROWTH FUND
                             LEONETTI BALANCED FUND
                  series of Professionally Managed Portfolios
                                 (the "Trust")


For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Sunstone Financial Group, Inc.
                                 P.O. Box 2146
                            Milwaukee, WI 53201-2146
                                 (800) 537-3585

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov, or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust's SEC Investment Company Act filenumber is 811-05037)

                      STATEMENT OF ADDITIONAL INFORMATION
                                October 26, 2001



                             LEONETTI BALANCED FUND
                              LEONETTI GROWTH FUND
                                   series of
                       PROFESSIONALLY MANAGED PORTFOLIOS
                         1130 Lake Cook Road, Suite 300
                            Buffalo Grove, IL 60089
                                 (847) 520-0999
                                 (800) 537-3585


This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the prospectus dated October 26, 2001, as may be revised, of the Leonetti Balanced Fund ("Balanced Fund") and the
Leonetti Growth Fund ("Growth Fund").   The Balanced Fund and the Growth
Fund are referred to herein collectively as "the Funds." Leonetti & Associates, Inc. (the "Advisor") is the investment advisor to the Funds. Copies of the Funds' Prospectus are available by calling either of the above numbers



                               TABLE OF CONTENTS

The Trust                                         B-
Investment Objectives and Policies                B-
Investment Restrictions                           B-
Distributions and Tax Information                 B-
Trustees and Executive Officers                   B-
The Funds' Investment Advisor                     B-
The Funds' Administrator                          B-
The Funds' Distributor                            B-
Execution of Portfolio Transactions               B-
Portfolio Turnover                                B-
Additional Purchase and Redemption Information    B-
Determination of Share Price                      B-
Performance Information                           B-
General Information                               B-
Financial Statements                              B-
Appendix A                                        B-
Appendix B                                        B-

                                   THE TRUST

Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Funds.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee, or may be accessed via the world wide web at http://www.sec.gov.

                       INVESTMENT OBJECTIVES AND POLICIES

The Leonetti Balanced Fund is a mutual fund with the investment objective of seeking total return through a combination of income and capital growth, consistent with preservation of capital.

The Leonetti Growth Fund is a mutual fund with the investment objective of seeking long-term growth of capital.


Each Fund is diversified (see fundamental investment restriction 7 for each Fund under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.


The following discussion supplements the discussion of the Funds' investment objectives and policies as set forth in the Prospectus. There can be no assurance the objective of either Fund will be attained.

Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Repurchase Agreements. Each Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. Each Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. Each Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Funds' investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

When-Issued Securities.   Each Fund is authorized to purchase securities on
a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. Each Fund will segregate liquid assets with its Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Investment Companies. Each Fund may under certain circumstances invest a portion of its assets in other investment companies, including money market funds. An investment in a mutual fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such fund.

Equity Derivative Instruments. The Funds may invest from time to time in Standard and Poor's Depositary Receipts ("SPDR's"), interests in DIAMONDS Trust, Series 1 ("Diamonds"), and NASDAQ-100 Shares ("QQQ's"), each of which is an equity derivative instrument.

SPDR's trade on the American Stock Exchange at approximately one-tenth of the value of the S&P 500 Index. Diamonds trade on the American Stock Exchange at approximately one-one hundreth of the value of the Dow Jones Industrial Average. QQQ's trade on the American Stock Exchange at approximately one-twentieth of the value of the NASDAQ-100 Index. Because each of these derivative instruments replicate the particular stock index to which they are related, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Advisor believes that the movement of the share prices of each of these derivative instruments should closely track the movement of the particular stock index to which it is related.

The administrator of the SPDR, Diamond and QQQ programs is the American Stock Exchange, and in each case it receives a fee to cover its costs of about 0.18% per year. This fee is deducted from the dividends paid to the investor in the instrument. Investors in the Funds will incur not only the operational costs of the Funds, but will also indirectly incur the expenses deducted by the administrator of these programs.

Corporate Debt Securities. The Balanced Fund may invest in investment-grade corporate debt securities. Investment-grade securities are generally considered to be those rated BBB or better by Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co. ("Duff") or Fitch Investors Service, Inc. ("Fitch") or Baa or better by Moody's Investor's Service, Inc. ("Moody's") or, if unrated, deemed to be of comparable quality by the

Advisor. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments in securities with these ratings than is the case with higher grade bonds.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

Short-Term Investments

Each Fund may invest in any of the following securities and instruments:

U. S. Government Securities. U.S. Government securities in which a Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

Among the U.S. Government securities that may be purchased by a Fund are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates," both of which represent pools of mortgages that are assembled, with interests sold in the pool. Payments of principal (including prepayments) and interest by individual mortgagors are "passed through" to the holders of interests in the pool; thus each payment to holders may contain varying amounts of principal and interest. Prepayments of the mortgages underlying these securities may result in a Fund's inability to reinvest the principal at comparable yields. Mortgage-backed securities also include "collateralized mortgage obligations," which are similar to conventional bonds in that they have fixed maturities and interest rates and are secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

Collateralized mortgage obligations ("CMO's") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMO's are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest.

Certificates of Deposit, Bankers' Acceptances and Time Deposits. Each Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

                            INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of that Fund's outstanding voting securities as defined in the 1940 Act.

The Balanced Fund may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

 (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4. Purchase or sell real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any permitted borrowings, mortgages or pledges.

7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

8.  Invest in any issuer for purposes of exercising control or management.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

9. Invest in securities of other investment companies except as permitted under the Investment Company Act of 1940.

10. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity (other than securities that meet the requirements of Securities Act Rule 144A which the Trustees have determined to be liquid based on applicable trading markets).

11. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

The Growth Fund may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except from banks etc. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

 (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate in a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.  Purchase real estate,  commodities or commodity contracts.   (As a
matter of operating policy, the Board of Trustees may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

5. Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

8.  Invest in any issuer for purposes of exercising control or management

9. Invest in securities of other investment companies except as permitted under the Investment Company Act of 1940.

10. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

11. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                       DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Funds expect to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that each Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of each Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of each Fund's investment policies, it is expected that dividends from domestic corporations may be part of a Fund's gross income and that, accordingly, part of the distributions by the Funds may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December
31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible
erroneous application of backup withholding.   Each Fund reserves the right
to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Each Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Funds.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by the Funds' management, and counsel to the Funds has expressed no opinion in respect thereof.

                        TRUSTEES AND EXECUTIVE OFFICERS

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50  President and Trustee

915 Broadway, New York, New York 10010. Executive Vice President, Investment Company Administration, LLC ("ICA") (mutual fund administrator and the Fund's administrator); Vice President, Advisors Series Trust; Trustee, Managers Funds.

Dorothy A. Berry,   08/12/43 Chairman and Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook  09/10/39  Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel   05/23 /38  Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington   06/01/44   Trustee

4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky*        6/17/47    Treasurer

2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992-1996).

Robin Berger*      11/17/56   Secretary

915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth*    01/25/40   Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018.  President,  Robert
H. Wadsworth & Associates, Inc. and ICA; Vice President, Advisors Series Trust; President and Trustee, Trust for Investment Managers; Director, Germany Fund, Inc., New Germany Fund, Inc., Central European Equity Fund, Inc. and Deutsche Funds, Inc.
___________________________
*Indicates an "interested person" of the Trust as defined in the 1940 Act.


Set forth below is the rate of compensation received by the following Trustees from all other portfolios of the Trust for the calendar year ended December 31, 2000. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.

Name of Trustee          Total Annual Compensation

Dorothy A. Berry         $25,000
Wallace L. Cook          $20,000
Carl A. Froebel          $20,000
Rowley W.P. Redington    $20,000

During the fiscal year ended June 30, 2001, trustees' fees and expenses in the amounts of $6,534 and $3,119 were allocated to the Balanced Fund and Growth Fund, respectively. As of the date of this SAI, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund.


                         THE FUNDS' INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Funds by Leonetti & Associates, Inc., the Advisor, pursuant to Investment Advisory Agreements. The Advisor is controlled by Mr. Michael Leonetti. Under the Investment Advisory Agreements, the Advisor receives a monthly fee at the annual rate of 1.00% of each Fund's average daily net assets.

The use of the name "Leonetti" by the Funds is pursuant to a license granted by the Advisor, and in the event the Investment Advisory Agreements with the Funds are terminated, the Advisor has reserved the right to require the Funds to remove any references to the name "Leonetti."

Each Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the Agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such Agreement may be terminated at any time, without penalty, by either party to the Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


During the Balanced Fund's fiscal years ended June 30, 2001, 2000 and 1999, the Advisor received fees of $301,768, $274,935 and $184,956, respectively, under the Agreement.

During the fiscal year ended June 30, 2001, the Advisor earned $63,353 in advisory fees from the Growth Fund, of which $58,543 was waived. During the period September 1, 1999 (commencement of operations) through June 30, 2000, the Growth Fund accrued $30,560 in advisory fees, all of which were waived by the Advisor. For the same period, the Advisor reimbursed the Fund an additional $33,684 in expenses.

                            THE FUNDS' ADMINISTRATOR

Investment Company Administration, LLC (the "Administrator") acts as administrator for the Fund. The Administrator is a division of Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of US Bancorp. FMFS provides one or more of its core administration, transfer agency, fund accounting, distribution and custodial services to over 250 mutual fund complexes comprised of 800 fund portfolios with an aggregate market value
of approximately $130 billion.   The Administration Agreement provides that
the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:


Average net assets                 Fee or fee rate

Under $15 million                  $30,000
$15 to $50 million                  0.20% of average net assets
$50 to $100 million                 0.15% of average net assets
$100 million to $150 million        0.10% of average net assets
Over $150 million                   0.05% of average net assets


During the fiscal years ending June 30, 2001, 2000 and 1999, the Administrator received fees of $60,397, $59,580 and $36,278, respectively, from the Balanced Fund.

During the fiscal year ended June 30, 2001 and the period September 1, 1999 through June 30, 2000, the Administrator received fees of $30,000 and $24,904, respectively, from the Growth Fund.

                             THE FUNDS' DISTRIBUTOR

Quasar Distributors, LLC (the "Distributor") acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distribution Agreements between the Funds and the Distributor continue in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund to which the Agreement applies (as defined in the 1940 Act) and
(ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreements, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreements with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Funds' general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Funds.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts or mutual funds. In such event, the position of a Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seeks to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between that Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.
It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for that Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers. The Funds do not use the Distributor to execute their portfolio transactions.


During the fiscal years ended June 30, 2001, 2000 and 1999, the Balanced Fund paid brokerage commissions of $41,865, $22,191 and $14,888, respectively.

During the fiscal year ended June 30, 2001 and the period September 1, 1999 through June 30, 2000, the Growth Fund paid $18,819 and $8,892, respectively, in brokerage commissions.

                               PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the fiscal years ended June 30, 2001 and 2000, the Balanced Fund had a portfolio turnover rate of 115.03% and 88.76%, respectively. During the fiscal year ended June 30, 2001 and the period September 1, 1999 through June 30, 2000, the Growth Fund had a portfolio turnover rate of 197.16% and 193.89%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Funds' daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Funds' Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

If you are considering redeeming, exchanging or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise a Fund may delay payment until the purchase price of those shares has been collected or, if you redeem or exchange by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of either Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your investment representative.
The Funds will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request with complete information and meeting all the requirements discussed in the Funds' Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, the Funds may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, a Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling shares directly to the Funds

Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next net asset value calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in the Funds' Prospectus. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling shares through your investment representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

Delivery of proceeds

The Funds generally send you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules, as stated above under "How to Sell Shares."

Telephone redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, each Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the shareholder's latest Account Application or as otherwise properly specified to a Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's
assets).   Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

                          DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value and offering price of shares of the Funds will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the NYSE closes at a different time or the Board of Trustees decides it is necessary.

In valuing each Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                            PERFORMANCE INFORMATION

From time to time, each Funds may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Funds' average annual compounded rate of return over the most recent four calendar quarters and the period from the Funds' inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time.

Each Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                  n
          P(1 + T)  = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.


The Balanced Fund's average annual total return for the period from inception of operations (August 1, 1995) through the fiscal year ending June 30, 2001 was 11.27%. The Balanced Fund's total return for the five year period ending June 30, 2001 was 11.64%. The Balanced Fund's total return for the fiscal year ended June 30, 2001 was -12.48%.

The Growth Fund's total return for the period from inception of operations (September 1, 1999) through the fiscal year ended June 30, 2001 was -4.91%. The Growth Fund's total return for the fiscal year ended June 30, 2001 was
-24.32%.   Certain fees and expenses of the Fund have been reimbursed during this period. Accordingly, the total return figure is higher than it would have been had such fees and expenses not been reimbursed.


                              GENERAL INFORMATION

Investors in the Funds will be informed of each Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

Firstar Institutional Custody Services, 425 Walnut St., Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Funds. The Custodian, the Distributor and the Administrator are affiliated companies. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. Sunstone Financial Group, Inc., P.O. Box 2146, Milwaukee, WI 53201-2146 acts as the Funds' transfer and shareholder service agent.


Ernst & Young, LLP, 725 South Figueroa St., Los Angeles, CA 90017 are the independent auditors for the Funds.

Paul, Hastings, Janofsky & Walker, LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Funds.


On September 30, 2001, the following persons owned of record or beneficially more than 5% of the Balanced Fund's outstanding voting securities:

Charles Schwab Co. ,Special Custody Account, San Francisco, CA 94104 - 13.34% Frank G. Valerio IRA, Niles, IL, 60648; 10.54%

On September 30, 2001, the following persons owned of record or beneficially more than 5% of the Growth Fund's outstanding voting securities:

Valerio Investment Limited Partnership, Niles, IL 60714- 9.77%
Joseph Valerio Trust, Glenview, IL 60025 - 5.51%


The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund's assets for any shareholder held personally liable for obligations of a Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of a Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

The Boards of the Trust, the Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS


The Funds' annual report to shareholders for their fiscal year ended June 30, 2001 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this SAI.

                                   APPENDIX A
                            CORPORATE BOND RATINGS*

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                         PART C

Item 23.  Exhibits.

                  (1) Agreement and Declaration of Trust (1)
                  (2) By-Laws (1)
                  (3) Specimen stock certificate (6)
                  (4) Form of Investment Advisory Agreement (2)
                  (5) Form of Distribution Agreement (2)
                  (6) Not applicable
                  (7) Form of Custodian Agreement with Star Bank, NA (5)
                  (8) (1) Form of Administration Agreement with Investment
                           Company Administration, LLC (3)
                       (2)(a) Fund Accounting Service Agreement with
                              American Data Services (5)
                       (2)(b) Transfer Agency and Service Agreement with
                              American Data Services (5)
                       (3) Transfer Agency and Fund Accounting Agreement with
                           Countrywide Fund Services (4)
                       (4) Transfer Agency Agreement with Provident Financial
                           Processing Corporation (9)
                  (9) Opinion of counsel (7)
                  (10) Consent of Auditors
                  (11) Not applicable
                  (12) No undertaking in effect
                  (13) Not applicable
                  (14) Not applicable
                  (15) Not applicable
                  (16) (a) Code of Ethics-Leonetti & Associates (8)
                           (b) Code of Ethics-Quasar Distributors, LLC

1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.
2 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.
3 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.
4 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.
5 Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.
6 Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.
7 Incorporated by reference from Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A, filed on August 16, 1999.

8 Incorporated by reference from Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A, filed on August 25, 2000.
9 To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 25.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, File No. 801-36381.


Item 27.  Principal Underwriters.

         (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

     Firstar Funds
     Cullen Funds Trust
     Country Growth Fund, Inc.
     Country Asset Allocation Fund, Inc.
     Country Tax Exempt Bond Fund, Inc.
     Country Taxable Fixed Income Series, Inc.
     Country Money Market Fund
     Country Long-Term Bond Fund
     Country Short-Term Government Bond Fund
     Kit Cole Investment Trust
     The Hennesy Mutual Funds
     The Hennessy Funds
     Jefferson Fund Group Trust
     Everest Funds
     Brandywine Advisors Fund
     Light Revolution Fund
     IPS Funds
     Glen Rauch Funds
     The Arbitrage Funds
     The Jensen Portfolio
     The Lindner Funds
     Thompson Plumb Funds
     AHA Investment Funds Inc.
     Westler Trust
     Mutuals.com
     Advisors Series Trust
     Trust for Investment Managers
     PIC Investment Trust


First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.


     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

                         Position and Offices          Position and
Name and Principal            with Principal           Offices with
Business Address*             Underwriter              Registrant

James R. Schoenike       President, Board Member       None
Donna J. Berth           Treasurer                     None
James J. Barresi         Secretary                     None
Joe Redwine              Board Member                  None
Bob Kern                 Board Member                  None
Paul Rock                Board Member                  None
Jennie Carlson           Board Member                  None

*The address of each of the foregoing is 615 East Michigan Street, Milwaukee, WI 53202.

     (c)  Not applicable.


Item 28.  Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6),
     (7), (9), (10) and (11) of Rule 31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

Item 29. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings

          The registrant undertakes:

         (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                           SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Glendora in the State of California on October 22, 2001.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By /s/Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Steven J. Paggioli             Trustee           October 22, 2001
Steven J. Paggioli

/s/ Robert M. Slotky               Principal         October 22, 2001
Robert M. Slotky                   Financial Officer

Dorothy A. Berry                   Trustee           October 22, 2001
*Dorothy A. Berry

Wallace L. Cook                    Trustee           October 22, 2001
*Wallace L. Cook

Carl A. Froebel                    Trustee           October 22, 2001
*Carl A. Froebel

Rowley W. P. Redington             Trustee           October 22, 2001
*Rowley W. P. Redington


* By /s/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995

EXHIBITS

Exhibit No.         Description

99B.10         Consent of Auditors
99B.16.B       Code of Ethics-Quasar Distributors, LLC